Cover	Mar. 13, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 13, 2025
Entity File Number	001-41012
Entity Registrant Name	FINNOVATE ACQUISITION CORP.
Entity Central Index Key	0001857855
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	265 Franklin Street
Entity Address, Address Line Two	Suite 1702
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	424
Local Phone Number	253-0908
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A ordinary share and three-quarters of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and three-quarters of one redeemable warrant
Trading Symbol	FNVTU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FNVT
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	FNVTW
Security Exchange Name	NASDAQ